DEI Information Document	May 24, 2023
Document Information [Line Items]
Entity Central Index Key	0001045450
Document Type	8-K
Document Period End Date	May 24, 2023
Entity Registrant Name	EPR Properties
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13561
Entity Tax Identification Number	43-1790877
Entity Address, Address Line One	909 Walnut Street,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Kansas City,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	(816)
Local Phone Number	472-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares, par value $0.01 per share
Trading Symbol	EPR
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	5.75% Series C cumulative convertible preferred shares, par value $0.01 per share
Trading Symbol	EPR PrC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	9.00% Series E cumulative convertible preferred shares, par value $0.01 per share
Trading Symbol	EPR PrE
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	5.75% Series G cumulative redeemable preferred shares, par value $0.01 per share
Trading Symbol	EPR PrG
Security Exchange Name	NYSE